Risk management, funding and liquidity risk and market risk (Tables)	12 Months Ended
Sep. 30, 2023
Risk management, funding and liquidity risk and market risk
Summary of the Group's liquid asset holdings

A summary of the Group’s liquid asset holdings is as follows:

	Consolidated				Parent Entity
	2023		2022		2023		2022
$m	Actual	Average	Actual	Average	Actual	Average	Actual	Average
Cash	102,223	118,380	104,954	102,520	93,300	107,189	94,992	92,273
Trading securities and financial assets measured at FVIS	19,516	19,937	12,806	13,867	17,080	17,941	10,941	11,859
Investment securities	74,884	72,101	76,075	76,006	67,306	65,199	70,019	70,308
Other financial assets	97	134	223	121	95	126	218	74
Assets held for sale	-	-	-	10	-	-	-	-
Total on-balance sheet liquid assets	196,720	210,552	194,058	192,524	177,781	190,455	176,170	174,514

Summary of Group's funding composition

%	2023	2022
Customer deposits	66.0	65.1
Wholesale term funding with residual maturity greater than 12 months	13.8	14.5
Wholesale funding with a residual maturity less than 12 months	12.3	12.5
Equity	7.5	7.4
Securitisation	0.4	0.5
Group’s total funding	100.0	100.0

Schedule of Parent Entity's credit ratings

As at 30 September 2023 the Parent Entity’s credit ratings were:

2023	Short-term	Long-term	Outlook
Fitch Ratings	F1	A+	Stable
Moody’s Investors Service	P-1	Aa3	Stable
S&P Global Ratings	A-1+	AA-	Stable

Summary of financial assets pledged as collateral

	Consolidated		Parent Entity
$m	2023	2022	2023	2022
Cash	4,535	6,215	4,505	6,178
Cash deposit on stock borrowed	-	1	-	1
Securities (including certificates of deposit)	2,166	2,572	2,166	2,572
Securities pledged under repurchase agreements	35,075	57,902	28,968	53,480
Total amount pledged to secure liabilities	41,776	66,690	35,639	62,231

Schedule of contractual maturities of financial liabilities

Consolidated	Up to	Over 1 month	Over 3 months	Over 1 year	Over
$m	1 month	to 3 months	to 1 year	to 5 years	5 years	Total
2023
Financial liabilities
Collateral received	3,540	-	-	-	-	3,540
Deposits and other borrowings	492,759	77,985	115,224	8,847	47	694,862
Other financial liabilities	20,374	832	16,905	2,767	5	40,883
Derivative financial instruments:
Held for trading	23,868	-	-	-	-	23,868
Held for hedging purposes (net settled)	2	10	15	25	78	130
Held for hedging purposes (gross settled):
Cash outflow	2,031	1,574	1,155	6,496	1,227	12,483
Cash inflow	(1,937)	(1,481)	(858)	(5,738)	(1,172)	(11,186)
Debt issues	5,258	13,656	39,958	102,529	18,116	179,517
Liabilities held for sale	-	-	-	-	-	-
Total financial liabilities excluding loan capital	545,895	92,576	172,399	114,926	18,301	944,097
Loan capital	18	267	815	9,416	38,430	48,946
Total undiscounted financial liabilities	545,913	92,843	173,214	124,342	56,731	993,043
Total contingent liabilities and commitments
Letters of credit and guarantees	12,447	-	-	-	-	12,447
Commitments to extend credit	193,457	-	-	-	-	193,457
Other	247	-	-	-	-	247
Total undiscounted contingent liabilities and commitments	206,151	-	-	-	-	206,151

2022
Financial liabilities
Collateral received	6,377	1	-	-	-	6,378
Deposits and other borrowings	488,854	71,531	95,092	6,772	55	662,304
Other financial liabilities	15,330	5,443	18,698	15,726	-	55,197
Derivative financial instruments:
Held for trading	38,657	-	-	-	-	38,657
Held for hedging purposes (net settled)	(27)	22	8	16	32	51
Held for hedging purposes (gross settled):
Cash outflow	912	60	367	7,885	2,449	11,673
Cash inflow	(823)	(12)	(48)	(6,785)	(2,293)	(9,961)
Debt issues	7,390	9,007	37,599	86,499	23,085	163,580
Liabilities held for sale	31	-	-	-	-	31
Total financial liabilities excluding loan capital	556,701	86,052	151,716	110,113	23,328	927,910
Loan capital	12	191	705	7,789	36,382	45,079
Total undiscounted financial liabilities	556,713	86,243	152,421	117,902	59,710	972,989
Total contingent liabilities and commitments
Letters of credit and guarantees	11,868	-	-	-	-	11,868
Commitments to extend credit	188,183	-	-	-	-	188,183
Other commitments	48	-	-	-	-	48
Total undiscounted contingent liabilities and commitments	200,099	-	-	-	-	200,099

Note 21. Risk management, funding and liquidity risk and market risk (continued)

Parent Entity	Up to	Over 1 month	Over 3 months	Over 1 year	Over
$m	1 month	to 3 months	to 1 year	to 5 years	5 years	Total
2023
Financial liabilities
Collateral received	3,257	-	-	-	-	3,257
Deposits and other borrowings	447,791	66,071	94,886	6,969	47	615,764
Other financial liabilities	19,788	832	14,977	(9)	5	35,593
Derivative financial instruments:
Held for trading	24,253	-	-	-	-	24,253
Held for hedging purposes (net settled)	2	7	12	38	68	127
Held for hedging purposes (gross settled):
Cash outflow	1,111	1,492	55	792	770	4,220
Cash inflow	(1,048)	(1,471)	(17)	(567)	(721)	(3,824)
Debt issues	4,847	12,820	33,866	86,665	17,068	155,266
Due to subsidiaries	13,921	546	2,670	12,195	48,625	77,957
Total financial liabilities excluding loan capital	513,922	80,297	146,449	106,083	65,862	912,613
Loan capital	18	249	761	9,133	36,922	47,083
Total undiscounted financial liabilities	513,940	80,546	147,210	115,216	102,784	959,696
Total contingent liabilities and commitments
Letters of credit and guarantees	11,847	-	-	-	-	11,847
Commitments to extend credit	168,719	-	-	-	-	168,719
Other	247	-	-	-	-	247
Total undiscounted contingent liabilities and commitments	180,813	-	-	-	-	180,813

2022
Financial liabilities
Collateral received	6,305	1	-	-	-	6,306
Deposits and other borrowings	443,462	61,097	79,411	5,313	55	589,338
Other financial liabilities	15,080	5,443	18,613	11,943	-	51,079
Derivative financial instruments:
Held for trading	39,161	-	-	-	-	39,161
Held for hedging purposes (net settled)	(18)	9	8	18	31	48
Held for hedging purposes (gross settled):
Cash outflow	883	7	51	838	792	2,571
Cash inflow	(823)	(2)	(17)	(599)	(684)	(2,125)
Debt issues	6,655	6,431	33,390	71,850	20,813	139,139
Due to subsidiaries	20,139	548	2,301	8,877	40,801	72,666
Total financial liabilities excluding loan capital	530,844	73,534	133,757	98,240	61,808	898,183
Loan capital	12	183	680	7,130	36,382	44,387
Total undiscounted financial liabilities	530,856	73,717	134,437	105,370	98,190	942,570
Total contingent liabilities and commitments
Letters of credit and guarantees	11,324	-	-	-	-	11,324
Commitments to extend credit	165,260	-	-	-	-	165,260
Other	48	-	-	-	-	48
Total undiscounted contingent liabilities and commitments	176,632	-	-	-	-	176,632

Schedule of expected maturities of financial assets and financial liabilities

	2023			2022
Consolidated	Due within	Greater than		Due within	Greater than
$m	12 months	12 months	Total	12 months	12 months	Total
Assets
Cash and balances with central banks	102,522	-	102,522	105,257	-	105,257
Collateral paid	4,535	-	4,535	6,216	-	6,216
Trading securities and financial assets measured at FVIS	25,046	5,461	30,507	18,421	5,911	24,332
Derivative financial instruments	18,633	2,710	21,343	22,977	18,306	41,283
Investment securities	17,221	58,105	75,326	21,023	55,442	76,465
Loans (net of provisions)	92,419	680,835	773,254	84,450	655,197	739,647
Other financial assets	6,219	-	6,219	5,626	-	5,626
Investment in associates	-	33	33	-	37	37
Assets held for sale	-	-	-	75	-	75
All other assets	901	15,134	16,035	588	14,672	15,260
Total assets	267,496	762,278	1,029,774	264,633	749,565	1,014,198
Liabilities
Collateral received	3,525	-	3,525	6,371	-	6,371
Deposits and other borrowings	679,903	8,265	688,168	652,582	6,547	659,129
Other financial liabilities	42,050	2,820	44,870	41,038	15,322	56,360
Derivative financial instruments	19,737	4,910	24,647	21,546	18,022	39,568
Debt issues	53,854	102,719	156,573	50,926	93,942	144,868
Liabilities held for sale	-	-	-	32	-	32
All other liabilities	3,090	3,186	6,276	2,513	3,594	6,107
Total liabilities excluding loan capital	802,159	121,900	924,059	775,008	137,427	912,435
Loan capital	2,770	30,406	33,176	1,143	30,111	31,254
Total liabilities	804,929	152,306	957,235	776,151	167,538	943,689
Net assets/(liabilities)	(537,433)	609,972	72,539	(511,518)	582,027	70,509

Note 21. Risk management, funding and liquidity risk and market risk (continued)

	2023			2022
Parent Entity	Due within	Greater than		Due within	Greater than
$m	12 months	12 months	Total	12 months	12 months	Total
Assets
Cash and balances with central banks	93,466	-	93,466	95,182	-	95,182
Collateral paid	4,505	-	4,505	6,179	-	6,179
Trading securities and financial assets measured at FVIS	23,447	4,540	27,987	17,234	5,183	22,417
Derivative financial instruments	18,500	2,538	21,038	21,987	19,140	41,127
Investment securities	14,226	53,282	67,508	19,199	50,977	70,176
Loans (net of provisions)	68,391	609,630	678,021	63,526	588,191	651,717
Other financial assets	5,812	-	5,812	5,228	-	5,228
Due from subsidiaries	10,031	43,613	53,644	14,477	39,708	54,185
Investment in subsidiaries	-	8,019	8,019	-	9,790	9,790
Investment in associates	-	33	33	-	33	33
All other assets	781	12,946	13,727	535	12,692	13,227
Total assets	239,159	734,601	973,760	243,547	725,714	969,261
Liabilities
Collateral received	3,243	-	3,243	6,299	-	6,299
Deposits and other borrowings	603,816	6,541	610,357	581,577	5,168	586,745
Other financial liabilities	38,736	44	38,780	40,439	11,913	52,352
Derivative financial instruments	19,722	4,852	24,574	21,258	18,200	39,458
Debt issues	47,176	87,781	134,957	43,742	78,597	122,339
Due to subsidiaries	14,748	40,915	55,663	21,525	36,818	58,343
All other liabilities	2,464	2,863	5,327	1,983	3,225	5,208
Total liabilities excluding loan capital	729,905	142,996	872,901	716,823	153,921	870,744
Loan capital	2,770	29,315	32,085	1,143	29,591	30,734
Total liabilities	732,675	172,311	904,986	717,966	183,512	901,478
Net assets/(liabilities)	(493,516)	562,290	68,774	(474,419)	542,202	67,783

Summary of key parameters of VaR

Holding period	1 day
Confidence level	99%
Period of historical data used	1 year

Summary of aggregate VaR, by risk type as it relates to traded market risk

Consolidated and Parent Entity	2023			2022			2021
$m	High	Low	Average	High	Low	Average	High	Low	Average
Interest rate risk	21.8	7.2	11.0	20.2	5.0	9.2	28.7	5.1	12.9
FX risk	14.2	1.1	4.3	8.3	0.3	2.5	8.7	0.6	2.0
Equity risk	0.1	0.0	0.0	0.1	0.0	0.0	3.2	0.0	0.2
Commodity risk	3.5	0.9	2.0	4.0	1.5	2.5	7.9	0.4	1.2
Other market risks[1]	9.4	3.2	6.0	6.5	1.4	2.9	23.8	1.6	10.3
Diversification effect	n/a	n/a	(8.1)	n/a	n/a	(6.5)	n/a	n/a	(8.7)
Net market risk	31.8	8.8	15.2	21.2	5.4	10.6	41.5	5.9	17.9

1.	Includes prepayment risk and credit spread risk (exposure to movements in generic credit rating bands).

Summary of net interest income-at-risk (NaR) as it relates to non-traded market risk

The following table depicts potential NII outcomes assuming a worst case 100 basis point rate shock (up and down) with a 12 month time horizon (expressed as a percentage of reported NII):

	2023				2022
		Maximum	Minimum	Average		Maximum	Minimum	Average
% (increase)/decrease in NII	As at	exposure	exposure	exposure	As at	exposure	exposure	exposure
Consolidated	1.81	1.88	0.82	1.42	1.40	1.67	(1.90)	(1.01)
Parent Entity	1.47	1.67	0.49	1.20	1.27	1.53	(2.03)	(0.71)

Summary of internal VaR for IRRBB as it relates to non-traded market risk

	2023				2022
$m	As at	High	Low	Average	As at	High	Low	Average
Consolidated	49.5	68.4	45.7	55.8	64.5	81.0	53.7	66.4